Capital stock, warrants and stock options (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Fair Value of Warrant Liabilities Related to Various Tranches of Warrants Issued

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at December 31, 2025 and December 31, 2024:

November 2025 warrants	December 31, 2025	Grant Date
Expected life	585 days	625 days
Volatility	80%	80%
Risk free interest rate	2.58%	2.47%
Dividend yield	0%	0%
Share price (C$)	$8.40	$6.65
Fair value	$61,680	$40,063
Change in derivative liability	$21,617

September 2025 warrants	December 31, 2025	Grant Date
Expected life	1733 days	1826 days
Volatility	100%	105%
Risk free interest rate	2.96%	2.78%
Dividend yield	0%	0%
Share price (C$)	$8.40	$7.18
Fair value	$59,278,783	$24,353,610
Change in derivative liability	$34,925,173

During the year ended December 31, 2025, the Company recognized a loss on issuance of the September 29, 2025, warrants of $6,469,025 ($nil for the year ended December 31, 2024).

June 2025 warrants	December 31, 2025	Grant Date
Expected life	887 days	1096 days
Volatility	85%	105%
Risk free interest rate	2.58%	2.62%
Dividend yield	0%	0%
Share price (C$)	$8.40	$4.73
Fair value	$12,357,254	$7,171,032
Change in derivative liability	$5,186,222

January 2025 warrants	December 31, 2025	Grant Date
Expected life	585 days	943 days
Volatility	80%	105%
Risk free interest rate	2.58%	2.85%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.78
Fair value	$9,515	$7,116
Change in derivative liability	$2,399

November 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$51,276	$32,374
Change in derivative liability	$18,902

October 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$36,189	$25,881
Change in derivative liability	$10,308

August 2024 warrants	December 31, 2025	December 31, 2024
Expected life	585 days	950 days
Volatility	80%	95%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$115,857	$82,857
Change in derivative liability	$33,000

March 2023 warrants	December 31, 2025	December 31, 2024
Expected life	86 days	451 days
Volatility	24%	24%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price (C$)	$8.40	$5.43
Fair value	$3,246,420	$915,046
Change in derivative liability	$2,331,374

During the year ended December 31, 2025, the Company recognized a loss on change in valuation of the March 2023 warrants of $52,432 ($nil for the year ended December 31, 2024) relating to warrants that were exercised.

April 2022 special warrants issuance	December 31, 2025		December 31, 2024
Expected life		Expired		91 days
Volatility		N/A		70%
Risk free interest rate		N/A		2.96%
Dividend yield		N/A		0%
Share price (C$)	$	N/A		$5.43
Fair value		$-		$1
Change in derivative liability		$(1)	$

April 2022 non-brokered issuance	December 31, 2025		December 31, 2024
Expected life		Expired		91 days
Volatility		N/A		70%
Risk free interest rate		N/A		2.96%
Dividend yield		N/A		0%
Share price (C$)	$	N/A		$5.43
Fair value		$-		$1
Change in derivative liability		$(1)	$

June 2022 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$5.43
Fair value		$-	$1
Change in derivative liability		$(1)

February 2021 issuance	December 31, 2025	December 31, 2024
Expected life	40 days	405 days
Volatility	55%	70%
Risk free interest rate	2.58%	2.96%
Dividend yield	0%	0%
Share price	$8.40	$5.43
Fair value	$1	$44,465
Change in derivative liability	$(44,464)

June 2019 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	365 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price	$	N/A	$5.43
Fair value		$-	$9,724
Change in derivative liability		$(9,724)

August 2019 issuance	December 31, 2025		December 31, 2024
Expected life		Expired	365 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price	$	N/A	$5.43
Fair value		$-	$14,945
Change in derivative liability		$(14,945)

Schedule of Warrants

Warrants

		Weighted	Weighted
		Average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	4,144,628	$12.95	$3.15
Issued	61,640	5.25	2.45
Balance, December 31, 2024	4,206,268	$12.95	$3.15
Issued	16,486,818	6.65	2.80
Exercised	(103,115)	5.25	1.75
Expired	(2,098,120)	16.45	3.15
Balance, December 31, 2025	18,491,581	$6.98	$2.80

Schedule of Warrants Outstanding Exercise Price

At December 31, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

February 9, 2026	21.00	488,929	488,929
February 16, 2026	21.00	82,331	82,331
March 27, 2026	5.25	1,398,568	1,398,568
August 8, 2027	6.65	21,207	21,207
August 8, 2027	5.60	48,017	48,017
August 8, 2027	5.25	2,869	2,869
August 8, 2027	4.20	13,623	13,623
June 5, 2028	8.75	4,114,882	4,114,882
September 29, 2030	5.95	12,321,429	12,321,429
		18,491,855	18,491,855

Schedule of Compensation Options

At December 31, 2025, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	122,890	8.40
Expired – February 2024	(10,029)	17.50
Expired – April 2024	(53,712)	10.50
Balance, December 31, 2024	59,149	$5.25

Balance, December 31, 2024	59,149	5.25
Issued – September 2025 (ii)	728,050	4.20
Exercised – March 2023	(26,433)	4.20
Balance, December 31, 2025	760,766	$4.28

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:
(ii)	The grant date fair value of the September 2025 Compensation Options was estimated at $2,309,056 using the Black-Scholes valuation model with the following underlying assumptions:

Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options
Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i) March 2023	3.4%	0%	120%	C$3.85	3 years
(ii) September 2025	2.5%	0%	85%	C$7.18	2 years

Schedule of Broker Exercise Price

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026 (i)	$4.20	32,718	$61,584
September 29, 2027(ii)	$4.20	728,050	$2,309,056
		760,768	$2,370,640

(i)	Exercisable into one March 2023 Unit.
(ii)	Exercisable into one share of common stock of the Company.

Schedule of Stock Options Activity

The following table summarizes the stock option activity during the years ended December 31, 2025 and 2024:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	256,304	$18.06
Granted August 1, 2024(1)	2,500	5.60
Expired October 24, 2024	(45,000)	21.00
Expired October 31, 2024	(29,657)	11.73
Balance, December 31, 2024	184,147	$18.20
Expired April 20, 2025	(170,218)	19.25
Granted on October 14, 2025(2)	17,903	7.53
Granted on October 27, 2025(3)	20,000	6.65
Balance, December 31, 2025	51,832	$6.59

(i)

On August 1, 2024, 2,500 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$5.60 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

(ii)

On October 14, 2025, 17,903 stock options were issued to an employee of the Company, which vest on October 14, of 2026, 2027 and 2028. These options have a 5-year life and are exercisable at C$7.70 per share of common stock. The grant fair value of the options was estimated at $65,555. The vesting of these options resulted in stock-based compensation of $10,313 for the year ended December 31, 2025, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

(iii)	On October 17, 2025, 20,000 stock options were issued to an employee of the Company, which vest on October 17, 2026. These options have a 5-year life and are exercisable at C$6.65 per share of common stock. The grant fair value of the options was estimated at $44,147. The vesting of these options resulted in stock-based compensation of $7,862 for the year ended December 31, 2025, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

Schedule of Estimated Using Black-Scholes Valuation Model for Fair value of Stock Options

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
November 2022	3.22%	0%	120%	C$5.25	5 years
August 2024	3.09%	0%	91%	C$5.60	5 years
October 2025	2.74%	0%	85%	C$7.53	5 years
October 2025	2.37%	0%	85%	C$6.65	2 years

Schedule of Actual Stock Options Issued and Outstanding

The following table reflects the stock options issued and outstanding as of December 31, 2025:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
6.65	1.82	20,000	-	44,147
5.55	1.90	11,429	11,429	37,387
5.60	3.59	2,500	2,500	7,242
7.53	4.79	17,903	-	65,555
		51,832	13,929	$154,331